Condensed Consolidating Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONDENSED CONSOLIDATING BALANCE SHEET
Cash and cash equivalents	$ 28,676	$ 19,904	$ 18,031	$ 15,901
Accounts receivable, net	438,769	377,614
Inventories	1,572,568	1,416,567
Other current assets	80,179	68,078
Assets held for sale	81,122	172,860
Total current assets	2,201,314	2,055,023
Property and equipment, net	856,674	714,548
Intangible assets	1,132,181	997,191
Equity method investments	298,640	288,406
Other long-term assets	13,490	14,664
Total assets	4,502,299	4,069,832
Floor plan notes payable	977,548	901,590
Floor plan notes payable - non-trade	691,888	480,665
Accounts payable	220,538	248,838
Accrued expenses	201,179	200,266
Current portion of long-term debt	3,414	6,770
Liabilities held for sale	55,820	123,600
Total current liabilities	2,150,387	1,961,729
Long-term debt	846,777	769,285
Deferred tax liabilities	217,902	178,406
Other long-term liabilities	146,820	114,559
Total liabilities	3,361,886	3,023,979
Total equity	1,140,413	1,045,853	946,039	808,421
Total liabilities and equity	4,502,299	4,069,832
Eliminations [Member]
CONDENSED CONSOLIDATING BALANCE SHEET
Accounts receivable, net	(297,782)	(269,021)
Total current assets	(297,782)	(269,021)
Other long-term assets	(1,360,808)	(1,212,538)
Total assets	(1,658,590)	(1,481,559)
Accrued expenses	(297,782)	(269,021)
Total current liabilities	(297,782)	(269,021)
Long-term debt	(38,073)	(77,593)
Total liabilities	(335,855)	(346,614)
Total equity	(1,322,735)	(1,134,945)
Total liabilities and equity	(1,658,590)	(1,481,559)
Penske Automotive Group [Member]
CONDENSED CONSOLIDATING BALANCE SHEET
Accounts receivable, net	305,386	269,021
Other current assets	2,306	1,127
Total current assets	307,692	270,148
Property and equipment, net	6,730	4,957
Equity method investments	246,658	234,214
Other long-term assets	1,369,182	1,222,168
Total assets	1,930,262	1,731,487
Floor plan notes payable - non-trade	90,892	25,000
Accounts payable	1,633	2,186
Accrued expenses		564
Total current liabilities	92,525	27,750
Long-term debt	697,324	657,884
Total liabilities	789,849	685,634
Total equity	1,140,413	1,045,853
Total liabilities and equity	1,930,262	1,731,487
Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING BALANCE SHEET
Cash and cash equivalents	27,249	15,411	12,131	14,757
Accounts receivable, net	281,689	227,307
Inventories	894,246	865,308
Other current assets	40,321	32,450
Assets held for sale	36,642	137,023
Total current assets	1,280,147	1,277,499
Property and equipment, net	547,731	444,433
Intangible assets	699,453	480,689
Other long-term assets	3,381	3,080
Total assets	2,530,712	2,205,701
Floor plan notes payable	560,999	562,581
Floor plan notes payable - non-trade	335,621	286,016
Accounts payable	112,805	85,939
Accrued expenses	99,092	95,567
Current portion of long-term debt	3,414	1,265
Liabilities held for sale	17,818	90,525
Total current liabilities	1,129,749	1,121,893
Long-term debt	77,060	49,689
Deferred tax liabilities	198,348	165,666
Other long-term liabilities	92,613	98,515
Total liabilities	1,497,770	1,435,763
Total equity	1,032,942	769,939
Total liabilities and equity	2,530,712	2,205,702
Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING BALANCE SHEET
Cash and cash equivalents	1,427	4,493	5,900	1,144
Accounts receivable, net	149,476	150,307
Inventories	678,322	551,259
Other current assets	37,552	34,501
Assets held for sale	44,480	35,837
Total current assets	911,257	776,397
Property and equipment, net	302,213	265,158
Intangible assets	432,728	516,502
Equity method investments	51,982	54,192
Other long-term assets	1,735	1,954
Total assets	1,699,915	1,614,203
Floor plan notes payable	416,549	339,009
Floor plan notes payable - non-trade	265,375	169,649
Accounts payable	106,100	160,713
Accrued expenses	399,869	373,156
Current portion of long-term debt		5,505
Liabilities held for sale	38,002	33,075
Total current liabilities	1,225,895	1,081,107
Long-term debt	110,466	139,305
Deferred tax liabilities	19,554	12,740
Other long-term liabilities	54,207	16,044
Total liabilities	1,410,122	1,249,196
Total equity	289,793	365,006
Total liabilities and equity	$ 1,699,915	$ 1,614,202